Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property and Equipment
8. Property and Equipment
(1)Details of property and equipment as of December 31, 2021 and 2020 are as follows:

	December 31, 2021
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 6,654	₩ (5,199)	₩ 1,455
Furniture and fixture	1,793	(1,413)	380
Vehicle	9	(3)	6
Leasehold improvements	1,935	(1,178)	757
Right-of-use assets	15,861	(7,121)	8,740
Total	₩ 26,252	₩ (14,914)	₩ 11,338

	December 31, 2020
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 6,074	₩ (4,694)	₩ 1,380
Furniture and fixture	2,038	(1,728)	310
Construction in progress	128	—	128
Vehicle	9	(1)	8
Leasehold improvements	1,160	(1,028)	132
Right-of-use assets	11,500	(5,763)	5,737
Total	₩ 20,909	₩ (13,214)	₩ 7,695
(2)Changes in property and equipment for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,380	₩ 310	₩ 128	₩ 8	₩ 132	₩ 5,737	₩ 7,695
Acquisitions/Capital expenditure	712	322	—	—	753	6,319	8,106
Depreciation	(648)	(249)	—	(2)	(223)	(3,448)	(4,570)
Disposals	(15)	(3)	—	—	(44)	(63)	(125)
Reclassification	—	—	(128)	—	128	—	—
Foreign exchange differences	26	—	—	—	11	195	232
Ending balance	₩ 1,455	₩ 380	₩ —	₩ 6	₩ 757	₩ 8,740	₩ 11,338

	2020
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,057	₩ 443	₩ —	₩ —	₩ 217	₩ 4,946	₩ 6,663
Acquisitions/Capital expenditure	850	81	128	9	3	3,784	4,855
Depreciation	(529)	(213)	—	(1)	(83)	(2,957)	(3,783)
Disposals	(1)	(1)	—	—	(2)	(13)	(17)
Foreign exchange differences	3	—	—	—	(3)	(23)	(23)
Ending balance	₩ 1,380	₩ 310	₩ 128	₩ 8	₩ 132	₩ 5,737	₩ 7,695

	2019
	Computer and other equipment	Furniture and fixture	Leasehold improvements	Right-of-use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 888	₩ 484	₩ 126	₩ —	₩ 1,498
Recognition of right-of-use assets on initial application of IFRS 16	(199)	—	—	4,453	4,254
Acquisitions	711	211	163	2,637	3,722
Depreciation	(344)	(198)	(71)	(2,135)	(2,748)
Disposals	—	(58)	(2)	(15)	(75)
Foreign exchange differences	1	4	1	6	12
Ending balance	₩ 1,057	₩ 443	₩ 217	₩ 4,946	₩ 6,663
(3)Classification of depreciation expenses in the statements of comprehensive income for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(In millions of Korean won)
Cost of revenues	₩ 2,102	₩ 2,123	₩ 1,795
Selling, general and administrative expenses	2,167	1,424	761
Research and development	301	236	192
Total	₩ 4,570	₩ 3,783	₩ 2,748
(4)As of the end of the reporting period, there are no property and equipment that are pledged as collateral for the Group’s debts.